Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	PUMA BIOTECHNOLOGY, INC.
Entity Central Index Key	0001401667
Entity Filer Category	Smaller Reporting Company